N-4	Aug. 22, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT NO. 70
Entity Central Index Key	0001537470
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
This Supplement updates certain information in the Appendix listing available Portfolio Companies in the most recent prospectuses, initial summary prospectuses, updating summary prospectuses and modern alternative disclosure notices for variable annuity contracts and in any supplements to those prospectuses, initial summary prospectuses, updating summary prospectuses, and modern alternative disclosure annual notices (collectively, the “Prospectuses” or “Prospectus”). Unless otherwise indicated, all other information included in your prospectus remains unchanged. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The Portfolios discussed below may not be available in all contracts. Please refer to your Prospectuses for the current variable investment options and corresponding underlying Portfolios available to you under your contract.

The purpose of this Supplement is to provide you with information regarding certain Portfolio substitutions. As is applicable to your contract, please note the following:

(1) Substitution of Underlying Portfolio Shares

Subject to all necessary regulatory and other approvals, effective on or about October 24, 2025 (the “Substitution Date”), pursuant to the terms of your variable annuity contract and consistent with the terms and conditions of the U.S. Securities and Exchange Commission’s statement on insurance product fund substitutions, shares of the Replacement Portfolios listed in the table below will be substituted for shares of the corresponding Removed Portfolios listed opposite their names at relative net asset value. Each of the Removed Portfolios currently serves as an underlying Portfolio for a variable investment option. At the time of the substitution, each impacted variable investment option will change its name to correspond to the Replacement Portfolio name. We will automatically direct any contributions, allocation elections, rebalancing or other transaction made using the old variable investment option name to the applicable new variable investment option name. Until each substitution occurs, the variable investment option that invests in the underlying portfolio being substituted will be available for investment. You may continue to transfer your account value among the investment options prior to the substitution, as usual, including choosing to transfer your account value in an impacted variable investment option to other investment options under your contract. Once each substitution occurs, the variable investment option that invests in the underlying portfolio that was substituted will no longer be available for investment and the remaining account value in the Removed Portfolio will be transferred to the Replacement Portfolio. You are permitted to make transfers out of each Removed Portfolio to one or more other Portfolios.

Note: We will not exercise any rights reserved by us under the contract to impose additional restrictions on transfers until at least 30 days after the Substitution Date, and any transfers out of a Replacement Portfolio during the
30-day
period following the Substitution Date will not count against any limited number of transfers or a limited number of transfers permitted without a transfer charge, as applicable. Please contact the customer service center referenced in your Prospectus for more information about your variable investment options and for information on how to transfer your account value.

The Removed Portfolios (current underlying Portfolios) and corresponding Replacement Portfolios (new underlying Portfolios) are:

Removed Portfolio		Replacement Portfolio
AB VPS Relative Value Portfolio (Class B)	will be substituted for:	EQ/Large Cap Value Index (Class IB)
AB VPS Sustainable Global Thematic Portfolio (Class B)	will be substituted for:	1290 VT SmartBeta Equity ESG (Class IB)
American Funds Insurance Series ® Growth-Income Fund (Class 4)	will be substituted for:	EQ/Equity 500 Index (Class IB)
American Funds Insurance Series ® International Growth and Income Fund (Class 4)	will be substituted for:	EQ/International Equity Index (Class IB)

New Biz/In Force/MAD	Catalog No. 800241
#926059

Removed Portfolio		Replacement Portfolio
EQ/AB Sustainable U.S. Thematic (Class IB)	will be substituted for:	EQ/ClearBridge Large Cap Growth ESG (Class IB)
Federated Hermes High Income Bond Fund II (Service Class)	will be substituted for:	1290 VT High Yield Bond (Class IB)
Federated Hermes Kaufman Fund II (Service Class)	will be substituted for:	EQ/Janus Enterprise (Class IB)
First Trust Multi Income Allocation Portfolio (Class I)	will be substituted for:	EQ/Conservative Growth Strategy (Class IB)
First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I)	will be substituted for:	EQ/Goldman Sachs Moderate Growth Allocation (Class IB)
Invesco V.I. High Yield Fund (Series II)	will be substituted for:	1290 VT High Yield Bond (Class IB)
Invesco V.I. Main Street Mid Cap Fund ® (Series II)	will be substituted for:	EQ/Mid Cap Index (Class IB)
Invesco V.I. Small Cap Equity Fund (Series II)	will be substituted for:	1290 VT GAMCO Small Company Value (Class IB)
Macquarie VIP Emerging Market Series (Service Class)	will be substituted for:	EQ/Lazard Emerging Markets Equity (Class IB)
MFS ® Investors Trust Series (Service Class)	will be substituted for:	EQ/Fidelity Institutional AM ® Large Cap (Class IB)
MFS ® Value Series (Service Class)	will be substituted for:	EQ/Large Cap Value Index (Class IB)
Principal VC Blue Chip Account (Class 2)	will be substituted for:	EQ/Large Cap Growth Index (Class IB)
Principal VC Equity Income Account (Class 2)	will be substituted for:	EQ/Equity 500 Index (Class IB)
Putnam VT Global Asset Allocation Fund (Class IB)	will be substituted for:	Equitable Moderate Growth MF/ETF (Class IB)

For some period of time after each substitution occurs, you may still receive correspondence or documents using the corresponding substituted fund name.

Note: You will not bear any of the expenses related to the substitutions, and the substitution will have no tax consequences for you.

(2) New Variable Investment Options

Subject to all necessary regulatory and other approvals, effective on or about October 24, 2025, pursuant to the terms of your variable annuity contract and consistent with the terms and conditions of the U.S. Securities and Exchange Commission’s statement on insurance product fund substitutions, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products:

Variable Investment Option & Underlying Fund Portfolio		Product(s)
EQ/Conservative Growth Strategy (Class IB)	will be added to:	Investment Edge ® ; Investment Edge ® 15.0; Investment Edge ® 21.0
EQ/Goldman Sachs Moderate Growth Allocation (Class IB)	will be added to:	Investment Edge ® ; Investment Edge ® 15.0; Retirement Cornerstone ® Series; Retirement Cornerstone ® Series 12.0; Retirement Cornerstone ® Series 13.0

Therefore,
as applicable to your contract
, the following information has been added to the Appendix “Investment options available under the contract” in the Prospectus:

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	EQ/Conservative Growth Strategy† (1) — EIMG	0.97%		7.66%	3.87%	4.11%
Asset Allocation	EQ/Goldman Sachs Moderate Growth Allocation Δ — EIMG; Goldman Sachs Asset Management L.P.	1.15%	^	9.35%	4.04%	—

^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” in the prospectus for more information regarding volatility management.

(1)	For Investment Edge ® 21.0 contracts only, this investment option is only available if you purchased your contract before approximately November 13, 2023.

Variable Option [Line Items]
Prospectuses Available [Text Block]	Subject to all necessary regulatory and other approvals, effective on or about October 24, 2025, pursuant to the terms of your variable annuity contract and consistent with the terms and conditions of the U.S. Securities and Exchange Commission’s statement on insurance product fund substitutions, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products:
Portfolio Companies [Table Text Block]
Therefore,
as applicable to your contract
, the following information has been added to the Appendix “Investment options available under the contract” in the Prospectus:

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	EQ/Conservative Growth Strategy† (1) — EIMG	0.97%		7.66%	3.87%	4.11%
Asset Allocation	EQ/Goldman Sachs Moderate Growth Allocation Δ — EIMG; Goldman Sachs Asset Management L.P.	1.15%	^	9.35%	4.04%	—

^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” in the prospectus for more information regarding volatility management.

(1)	For Investment Edge ® 21.0 contracts only, this investment option is only available if you purchased your contract before approximately November 13, 2023.

EQ/Conservative Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Growth Strategy	[1],[2]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.66%
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	4.11%
EQ/Goldman Sachs Moderate Growth Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Moderate Growth Allocation	[3]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.35%
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000158484 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
This Supplement updates certain information in the Appendix listing available Portfolio Companies in the most recent prospectuses, initial summary prospectuses, and updating summary prospectuses for the above listed variable annuity contracts and in any supplements to those prospectuses, initial summary prospectuses, and updating summary prospectuses (collectively, the “Prospectuses” or “Prospectus”). Unless otherwise indicated, all other information included in your Prospectuses remains unchanged. You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. The terms we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectuses.

The purpose of this Supplement is to provide you with information about a new variable investment option and corresponding underlying fund portfolio.

New Variable Investment Option

Subject to all necessary regulatory and other approvals, effective on or about October 27, 2025, the following variable investment option and corresponding underlying fund portfolio will be available:

•	EQ/JPMorgan Hedged Equity and Premium Income Portfolio.

“
J.P. Morgan” and “JPMorgan” are registered trademarks of J.P. Morgan Chase Bank, NA (“JPMC”) and have been licensed for use by Equitable Investment
Management
Group, LLC. EQ/JPMorgan Hedged Equity and Premium Income Portfolio is not sponsored, endorsed, or promoted by JPMC and JPMC mak es
no representation regarding the advisability of investing in EQ/JPMorgan Hedged Equity and Premium Income Portfolio.

The following information has been added to the Appendix “Investment options available
under the contract” in the Prospectus:

Affiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Asset Allocation	EQ/JPMorgan Hedged Equity and Premium Income Δ * — EIMG	1.15%^	7.05%	2.80%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

*
“J.P. Morgan” and “JPMorgan” are registered trademarks of J.P. Morgan Chase Bank, NA (“JPMC”) and have been licensed for use by Equitable Investment Management Group, LLC. EQ/JPMorgan Hedged Equity and Premium Income Portfolio is not sponsored, endorsed, or promoted by JPMC and JPMC makes no representation regarding the advisability of investing in EQ/JPMorgan Hedged Equity and Premium
Income
Portfolio.

Variable Option [Line Items]
Prospectuses Available [Text Block]	Subject to all necessary regulatory and other approvals, effective on or about October 27, 2025, the following variable investment option and corresponding underlying fund portfolio will be available:
Portfolio Companies [Table Text Block]
The following information has been added to the Appendix “Investment options available
under the contract” in the Prospectus:

Affiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Asset Allocation	EQ/JPMorgan Hedged Equity and Premium Income Δ * — EIMG	1.15%^	7.05%	2.80%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

*
“J.P. Morgan” and “JPMorgan” are registered trademarks of J.P. Morgan Chase Bank, NA (“JPMC”) and have been licensed for use by Equitable Investment Management Group, LLC. EQ/JPMorgan Hedged Equity and Premium Income Portfolio is not sponsored, endorsed, or promoted by JPMC and JPMC makes no representation regarding the advisability of investing in EQ/JPMorgan Hedged Equity and Premium
Income
Portfolio.

Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/JPMorgan Hedged Equity and Premium Income	[3],[5]
Portfolio Company Adviser [Text Block]	EIMG
C000158484 [Member] | EQ/JPMorgan Hedged Equity and Premium Income [Member]
Variable Option [Line Items]
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	7.05%
Average Annual Total Returns, 5 Years [Percent]	2.80%
Average Annual Total Returns, 10 Years [Percent]	0.00%

[1]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” in the prospectus for more information regarding volatility management.
[2]	For Investment Edge® 21.0 contracts only, this investment option is only available if you purchased your contract before approximately November 13, 2023.
[3]	Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.
[4]	This Portfolio’s annual expenses reflect temporary fee reductions.
[5]	“J.P. Morgan” and “JPMorgan” are registered trademarks of J.P. Morgan Chase Bank, NA (“JPMC”) and have been licensed for use by Equitable Investment Management Group, LLC. EQ/JPMorgan Hedged Equity and Premium Income Portfolio is not sponsored, endorsed, or promoted by JPMC and JPMC makes no representation regarding the advisability of investing in EQ/JPMorgan Hedged Equity and Premium Income Portfolio.